Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire - Canadian Lithium Property [Member]	12 Months Ended
Mar. 31, 2023 CAD ($) shares
On signing (paid and issued) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 15,000
On signing (paid and issued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	85,526
February 3, 2022 (paid and issued) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 20,000
February 3, 2022 (paid and issued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	65,790
February 3, 2023 [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 25,000
February 3, 2023 [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	78,947
On Signing Paid and Issued One [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 100,000
On Signing Paid and Issued One [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	986,842
September 2, 2022 (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 100,000
September 2, 2022 (paid) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares
March 2, 2023 (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 100,000
March 2, 2023 (paid) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares
On Signing Paid and Issued Two [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 15,000
On Signing Paid and Issued Two [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	26,316
October 21, 2022 (paid and issued) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 70,000
October 21, 2022 (paid and issued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	131,579
On signing (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 10,000
On signing (paid) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares
December 31, 2021 (paid and issued) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 35,500
December 31, 2021 (paid and issued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	657,895
March 31, 2022 (issued) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $
March 31, 2022 (issued) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	730,263
On Signing Paid and Issued Three [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 12,500
On Signing Paid and Issued Three [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares	157,895
October 2, 2021 (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 18,000
October 2, 2021 (paid) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares
October 2, 2022 (paid) [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 28,000
October 2, 2022 (paid) [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares
October 2, 2023 [Member] | Option Payments [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Option payments | $	$ 40,000
October 2, 2023 [Member] | Issuance of FE Battery Common Shares [Member]
Exploration and Evaluation Assets (Details) - Schedule of Option Payments and Shares Issuances to Acquire [Line Items]
Issuance of FE Battery common shares | shares